Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, except as identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On April 1, 2022, the Company drew an additional $112,500 on the Working Capital Loan (see Note 5).

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

As discussed in Note 6, on January 21, 2022, the Company issued a Working Capital Loan in the principal amount of up to $1,500,000 to the Sponsor. On January 31, 2022, the Company drew $350,000 on the Working Capital Loan. On April 1, 2022, the Company drew an additional $112,500 on the Working Capital Loan.